Income Taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Loss Carryforwards [Line Items]
The Netherlands statutory income tax rate	25.00%	25.00%	25.00%
Unrecognized tax benefit, net	$ 103,600	$ 100,100
Unrecognized tax benefits which may be realized	35,100
Recognized interest (income) expense	(600)	1,900	$ 1,600
Accrued interest and penalties	3,800	4,600
Deferred tax assets	35,305	15,663
Deferred tax liabilities		15,700
Total foreign net operating losses	599,500
Tax credits	3,000
Increase (decrease) in the valuation allowance	(28,200)
Disallowed interest carryforwards	16,219	42,090
Earnings retained by subsidiaries and equity accounted investments	950,500
Undistributed earnings not permanently reinvested	24,500
Deferred tax liabilities on unremitted earnings of certain subsidiary	1,500	1,600
Loss from Continuing Operations | Foreign Tax Authority
Operating Loss Carryforwards [Line Items]
Increase (decrease) in the valuation allowance	600	6,600
Interest Carryforward
Operating Loss Carryforwards [Line Items]
Increase (decrease) in the valuation allowance	(16,000)	(42,200)
Interest Carryforward | Foreign Tax Authority
Operating Loss Carryforwards [Line Items]
Increase (decrease) in the valuation allowance			$ 20,900
Interest Carryforward, Change in Judgement
Operating Loss Carryforwards [Line Items]
Increase (decrease) in the valuation allowance	(9,400)
Additional Paid-In Capital
Operating Loss Carryforwards [Line Items]
Increase (decrease) in the valuation allowance	(13,500)
Additional Paid-In Capital | Convertible Notes due 2027
Operating Loss Carryforwards [Line Items]
Increase (decrease) in the valuation allowance		$ 13,500
Germany
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	231,200
U.S.
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	158,800
Spain
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	59,700
Netherlands
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	55,700
Other Foreign Tax Authorities
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	94,100
Operating loss carryforwards not set to expire	$ 19,900